Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue - Disaggregation of Revenue [Member] - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue
Revenue from medical devices	$ 894,768	$ 11,858,313
Total revenues	894,768	11,858,313
Tax and surcharges	(1,185)	(1,231)
Net Revenues	$ 893,583	$ 11,857,082